Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This N-CSR filing is amended to reflect comments discussed with the Securities and Exchange Commission on December 4, 2024.
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class A
Trading Symbol	IDIVX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 19.38%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 9.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund outperformed the Benchmark, primarily driven by an overweight allocation to technology as well as stock selection in technology, financials, consumer staples, and utilities.
•	Detracting from relative performance was an underweight allocation to industrials.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[1]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	19.38	10.96	9.98
Class A with sales charge	13.38	9.83	9.42
S&P 500 TR Index	22.15	15.00	13.15
S&P High Yield Dividend Aristocrats Index	9.55	9.16	10.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 376,400,000
Holdings Count	49
Advisory Fees Paid, Amount	$ 795,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$376.4
Number of Holdings	49
Total Advisory Fee Paid	$795K
Annual Portfolio Turnover	42%
Distribution Rate @ NAV	2.93%
Beta	0.78
30-Day SEC Yield (IDIVX)	2.44%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	16.5	AbbVie Inc	7.00
Utilities	15.1	Broadcom Inc	6.92
Consumer Staples	14.8	NextEra Energy Inc	4.73
Health Care	13.3	American Electric Power Co Inc	3.76
Financials	12.7	BlackRock Inc	2.80
Energy	8.8	Philip Morris International Inc	2.76
Industrials	5.2	Morgan Stanley	2.74
Consumer Discretionary	5.1	Prudential Financial Inc	2.70
Cash Equivalents and Other	4.2	Pfizer Inc	2.68
Communication Services	3.0	Entergy Corp	2.62
Materials	1.3

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class C
Trading Symbol	IDHCX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.70%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 18.55%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 9.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund outperformed the Benchmark, primarily driven by an overweight allocation to technology as well as stock selection in technology, financials, consumer staples, and utilities.
•	Detracting from relative performance was an underweight allocation to industrials.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2024

[2]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class C without sales charge	18.55	10.13	9.57
Class C with sales charge	17.55	10.13	9.57
S&P 500 TR Index	22.15	15.00	13.40
S&P High Yield Dividend Aristocrats Index	9.55	9.16	10.46
^Inception Date of 8/3/2015

Performance Inception Date	Aug. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 376,400,000
Holdings Count	49
Advisory Fees Paid, Amount	$ 795,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$376.4
Number of Holdings	49
Total Advisory Fee Paid	$795K
Annual Portfolio Turnover	42%
Distribution Rate	2.24%
Beta	0.78
30-Day SEC Yield (IDHCX)	1.85%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	16.5	AbbVie Inc	7.00
Utilities	15.1	Broadcom Inc	6.92
Consumer Staples	14.8	NextEra Energy Inc	4.73
Health Care	13.3	American Electric Power Co Inc	3.76
Financials	12.7	BlackRock Inc	2.80
Energy	8.8	Philip Morris International Inc	2.76
Industrials	5.2	Morgan Stanley	2.74
Consumer Discretionary	5.1	Prudential Financial Inc	2.70
Cash Equivalents and Other	4.2	Pfizer Inc	2.68
Communication Services	3.0	Entergy Corp	2.62
Materials	1.3

Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Harvest Fund
Class Name	Class I
Trading Symbol	IDHIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Dividend Harvest Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 19.73%.
•	In comparison, the S&P High Yield Dividend Aristocrats Index (the Benchmark) returned 9.55% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund outperformed the Benchmark, primarily driven by an overweight allocation to technology as well as stock selection in technology, financials, consumer staples, and utilities.
•	Detracting from relative performance was an underweight allocation to industrials.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

[3]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class I	19.73	11.24	9.97
S&P 500 TR Index	22.15	15.00	14.39
S&P High Yield Dividend Aristocrats Index	9.55	9.16	9.48
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 376,400,000
Holdings Count	49
Advisory Fees Paid, Amount	$ 795,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

What are some key Fund statistics?

(as of July 31, 2024)

Total Net Assets (Millions)	$376.4
Number of Holdings	49
Total Advisory Fee Paid	$795K
Annual Portfolio Turnover	42%
Distribution Rate	3.17%
Beta	0.78
30-Day SEC Yield (IDHIX)	2.82%

Additional Fund Statistics Information

Distribution Rate is an annualized rate of dividend distributions for shareholders taking dividends in cash based on actual dividend distributions and actual number of days in the distribution period.

Beta is a volatility measure of the percentage price change of the Fund given a one percent change in a representative market index. The Beta value is determined by comparing the weekly price movements of the Fund and the S&P 500 Index over the last five years.

SEC yield of a fund is a standardized calculation of the fund's yield. This allows investors to compare funds from different issuers. The SEC yield listed is subsidized, which means it reflects income earned during a 30-day period after the deduction of the fund's net expenses. The yield is net of expense waivers and reimbursements.

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	16.5	AbbVie Inc	7.00
Utilities	15.1	Broadcom Inc	6.92
Consumer Staples	14.8	NextEra Energy Inc	4.73
Health Care	13.3	American Electric Power Co Inc	3.76
Financials	12.7	BlackRock Inc	2.80
Energy	8.8	Philip Morris International Inc	2.76
Industrials	5.2	Morgan Stanley	2.74
Consumer Discretionary	5.1	Prudential Financial Inc	2.70
Cash Equivalents and Other	4.2	Pfizer Inc	2.68
Communication Services	3.0	Entergy Corp	2.62
Materials	1.3

Integrity Dividend Summit Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class A
Trading Symbol	APAYX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class A	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 14.08%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 15.10% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund underperformed the Benchmark, primarily driven by a stock selection in materials and an overweight allocation in consumer staples.
•	Aiding relative performance over the period was stock selection in energy and an overweight allocation to utilities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2024

[4]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class A without sales charge	14.08	N/A	13.94
Class A with sales charge	8.33	N/A	9.35
S&P 500 TR Index	22.15	N/A	27.11
Dow Jones U.S. Select Dividend Index	15.10	N/A	13.39
^Inception Date of 5/1/2023

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 4,600,000
Holdings Count	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$4.6
Number of Holdings	41
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	24%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	18.3	AT&T Inc	7.87
Communication Services	18.3	TransCanada Corp	6.75
Consumer Staples	13.8	Pfizer Inc	6.57
Health Care	9.8	Verizon Communications Inc	6.10
Utilities	9.5	Altria Group Inc	5.54
Financials	8.7	BCE Inc	4.35
Materials	7.0	Best Buy Co Inc	3.72
Consumer Discretionary	6.9	Philip Morris International Inc	3.72
Information Technology	4.6	Enbridge Inc	3.62
Cash Equivalents and Other	2.0	British American Tobacco PLC ADR	3.45
Industrials	1.1

Integrity Dividend Summit Fund | Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class C
Trading Symbol	CPAYX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class C	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 14.08%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 15.10% for the same period.
What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund underperformed the Benchmark, primarily driven by a stock selection in materials and an overweight allocation in consumer staples.
•	Aiding relative performance over the period was stock selection in energy and an overweight allocation to utilities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2024

[5]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class C without sales charge	14.08	N/A	13.95
Class C with sales charge	13.08	N/A	13.95
S&P 500 TR Index	22.15	N/A	27.11
Dow Jones U.S. Select Dividend Index	15.10	N/A	13.39
^Inception Date of 5/1/2023

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 4,600,000
Holdings Count	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$4.6
Number of Holdings	41
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	24%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	18.3	AT&T Inc	7.87
Communication Services	18.3	TransCanada Corp	6.75
Consumer Staples	13.8	Pfizer Inc	6.57
Health Care	9.8	Verizon Communications Inc	6.10
Utilities	9.5	Altria Group Inc	5.54
Financials	8.7	BCE Inc	4.35
Materials	7.0	Best Buy Co Inc	3.72
Consumer Discretionary	6.9	Philip Morris International Inc	3.72
Information Technology	4.6	Enbridge Inc	3.62
Cash Equivalents and Other	2.0	British American Tobacco PLC ADR	3.45
Industrials	1.1

Integrity Dividend Summit Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Dividend Summit Fund
Class Name	Class I
Trading Symbol	IPAYX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Dividend Summit Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class I	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 14.04%.
•	In comparison, the Dow Jones U.S. Select Dividend Index (the Benchmark) returned 15.10% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	The Fund underperformed the Benchmark, primarily driven by a stock selection in materials and an overweight allocation in consumer staples.
•	Aiding relative performance over the period was stock selection in energy and an overweight allocation to utilities.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

May 1, 2023 through July 31, 2024

[6]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class I	14.04	N/A	13.97
S&P 500 TR Index	22.15	N/A	27.11
Dow Jones U.S. Select Dividend Index	15.10	N/A	13.39
^Inception Date of 5/1/2023

Performance Inception Date	May 01, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 4,600,000
Holdings Count	41
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$4.6
Number of Holdings	41
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	24%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	18.3	AT&T Inc	7.87
Communication Services	18.3	TransCanada Corp	6.75
Consumer Staples	13.8	Pfizer Inc	6.57
Health Care	9.8	Verizon Communications Inc	6.10
Utilities	9.5	Altria Group Inc	5.54
Financials	8.7	BCE Inc	4.35
Materials	7.0	Best Buy Co Inc	3.72
Consumer Discretionary	6.9	Philip Morris International Inc	3.72
Information Technology	4.6	Enbridge Inc	3.62
Cash Equivalents and Other	2.0	British American Tobacco PLC ADR	3.45
Industrials	1.1

Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class A
Trading Symbol	IGIAX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 21.66%.
•	In comparison, the S&P 500 Total Return Index (the Benchmark) returned 22.15% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	Aiding relative performance versus the Benchmark over the period was stock selection in technology and industrials.
•	Detracting from relative performance was stock selection in consumer discretionary.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[7]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	21.66	13.46	11.02
Class A with sales charge	15.57	12.31	10.46
S&P 500 TR Index	22.15	15.00	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 101,900,000
Holdings Count	36
Advisory Fees Paid, Amount	$ 432,000
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$101.9
Number of Holdings	36
Total Advisory Fee Paid	$432K
Annual Portfolio Turnover	6%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	35.8	NVIDIA Corp	7.46
Financials	17.5	KLA Tencor Corp	4.85
Industrials	11.5	Apple Inc	4.58
Consumer Discretionary	7.6	Visa Inc	3.91
Consumer Staples	7.3	Lam Research Corp	3.62
Health Care	6.5	Trane Technologies PLC	3.61
Utilities	4.8	QUALCOMM Inc	3.55
Cash Equivalents and Other	3.8	Mastercard Inc	3.19
Materials	2.9	Intuit Inc	3.18
Communication Services	1.2	Starbucks Corp	3.06
Energy	1.1

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class C
Trading Symbol	IGIUX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.99%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 20.75%.
•	In comparison, the S&P 500 Total Return Index (the Benchmark) returned 22.15% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	Aiding relative performance versus the Benchmark over the period was stock selection in technology and industrials.
•	Detracting from relative performance was stock selection in consumer discretionary.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 3, 2015 through July 31, 2024

[8]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class C without sales charge	20.75	12.75	11.04
Class C with sales charge	19.75	12.75	11.04
S&P 500 TR Index	22.15	15.00	13.40
^Inception Date of 8/3/2015

Performance Inception Date	Aug. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 101,900,000
Holdings Count	36
Advisory Fees Paid, Amount	$ 432,000
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$101.9
Number of Holdings	36
Total Advisory Fee Paid	$432K
Annual Portfolio Turnover	6%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	35.8	NVIDIA Corp	7.46
Financials	17.5	KLA Tencor Corp	4.85
Industrials	11.5	Apple Inc	4.58
Consumer Discretionary	7.6	Visa Inc	3.91
Consumer Staples	7.3	Lam Research Corp	3.62
Health Care	6.5	Trane Technologies PLC	3.61
Utilities	4.8	QUALCOMM Inc	3.55
Cash Equivalents and Other	3.8	Mastercard Inc	3.19
Materials	2.9	Intuit Inc	3.18
Communication Services	1.2	Starbucks Corp	3.06
Energy	1.1

Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Growth & Income Fund
Class Name	Class I
Trading Symbol	IGIVX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Growth & Income Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 21.95%.
•	In comparison, the S&P 500 Total Return Index (the Benchmark) returned 22.15% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	While the Magnificent 7 drove the market over the trailing twelve months, breadth began to expand over the last few months of the period.
•	Aiding relative performance versus the Benchmark over the period was stock selection in technology and industrials.
•	Detracting from relative performance was stock selection in consumer discretionary.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

[9]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN (%) For the Periods Ended July 31, 2024
	1 Year	5 Years	Inception^
Class I	21.95	13.75	13.66
S&P 500 TR Index	22.15	15.00	14.39
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 101,900,000
Holdings Count	36
Advisory Fees Paid, Amount	$ 432,000
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$101.9
Number of Holdings	36
Total Advisory Fee Paid	$432K
Annual Portfolio Turnover	6%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Information Technology	35.8	NVIDIA Corp	7.46
Financials	17.5	KLA Tencor Corp	4.85
Industrials	11.5	Apple Inc	4.58
Consumer Discretionary	7.6	Visa Inc	3.91
Consumer Staples	7.3	Lam Research Corp	3.62
Health Care	6.5	Trane Technologies PLC	3.61
Utilities	4.8	QUALCOMM Inc	3.55
Cash Equivalents and Other	3.8	Mastercard Inc	3.19
Materials	2.9	Intuit Inc	3.18
Communication Services	1.2	Starbucks Corp	3.06
Energy	1.1

Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class A
Trading Symbol	IHFAX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance?For the trailing twelve-month period ended July 31, 2024, the Integrity High Income Fund returned 9.78% (net of fees) compared to its benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, which returned 11.05%. What Factors Influenced performance?The Fund underperformed the benchmark for the twelve-month period, as a result of security selection in the Retailers, Chemicals and Transportation Services sectors. Alternatively, relative performance benefited from security selection in the Wirelines, Consumer Cyclical Services and Pharmaceuticals sectors.PerformanceSpecifically, relative weightings in Rite Aid Corp, Ford Motors, iHeartMedia, Hertz Global and Carvana detracted from performance in the period. The largest contributions to performance resulted from relative weightings in Lumen Technologies, Intelsat SA, Cooper-Standard Holdings, Staples and Shutterfly.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[10]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	9.78	3.82	4.24
Class A with sales charge	5.07	2.94	3.79
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Bloomberg U.S. Corporate High Yield Bond Index	11.05	4.22	4.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 48,600,000
Holdings Count	647
Advisory Fees Paid, Amount	$ 93,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$48.6
Number of Holdings	647
Total Advisory Fee Paid	$93K
Annual Portfolio Turnover	26%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Consumer Discretionary	20.7	B	26.49
Communication Services	14.9	BB	53.51
Industrials	14.7	BBB	7.41
Energy	13.2	CCC	10.11
Health Care	8.8	NR	2.48
Materials	6.2
Information Technology	5.5
Financials	5.2
Cash Equivalents and Other	4.5
Consumer Staples	4.0
Utilities	1.5
Real Estate	0.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class C
Trading Symbol	IHFCX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.74%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance?For the trailing twelve-month period ended July 31, 2024, the Integrity High Income Fund returned 8.95% (net of fees) compared to its benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, which returned 11.05%.What Factors Influenced Performance?The Fund underperformed the benchmark for the twelve-month period, as a result of security selection in the Retailers, Chemicals and Transportation Services sectors. Alternatively, relative performance benefited from security selection in the Wirelines, Consumer Cyclical Services and Pharmaceuticals sectors.PerformanceSpecifically, relative weightings in Rite Aid Corp, Ford Motors, iHeartMedia, Hertz Global and Carvana detracted from performance in the period. The largest contributions to performance resulted from relative weightings in Lumen Technologies, Intelsat SA, Cooper-Standard Holdings, Staples and Shutterfly.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[11]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class C without sales charge	8.95	3.08	3.46
Class C with sales charge	7.95	3.08	3.46
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Bloomberg U.S. Corporate High Yield Bond Index	11.05	4.22	4.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 48,600,000
Holdings Count	647
Advisory Fees Paid, Amount	$ 93,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$48.6
Number of Holdings	647
Total Advisory Fee Paid	$93K
Annual Portfolio Turnover	26%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Consumer Discretionary	20.7	B	26.49
Communication Services	14.9	BB	53.51
Industrials	14.7	BBB	7.41
Energy	13.2	CCC	10.11
Health Care	8.8	NR	2.48
Materials	6.2
Information Technology	5.5
Financials	5.2
Cash Equivalents and Other	4.5
Consumer Staples	4.0
Utilities	1.5
Real Estate	0.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity High Income Fund
Class Name	Class I
Trading Symbol	IHFIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity High Income Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance?For the trailing twelve-month period ended July 31, 2024, the Integrity High Income Fund returned 10.06% compared to its benchmark, the Bloomberg U.S. Corporate High Yield Bond Index, which returned 11.05%. What Factors Influenced performance?The Fund underperformed the benchmark for the twelve-month period, as a result of security selection in the Retailers, Chemicals and Transportation Services sectors. Alternatively, relative performance benefited from security selection in the Wirelines, Consumer Cyclical Services and Pharmaceuticals sectors.PerformanceSpecifically, relative weightings in Rite Aid Corp, Ford Motors, iHeartMedia, Hertz Global and Carvana detracted from performance in the period. The largest contributions to performance resulted from relative weightings in Lumen Technologies, Intelsat SA, Cooper-Standard Holdings, Staples and Shutterfly.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

[12]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class I	10.06	4.08	4.97
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	0.95
Bloomberg U.S. Corporate High Yield Bond Index	11.05	4.22	5.16
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 48,600,000
Holdings Count	647
Advisory Fees Paid, Amount	$ 93,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$48.6
Number of Holdings	647
Total Advisory Fee Paid	$93K
Annual Portfolio Turnover	26%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Credit Rating Breakdown*	% Net Assets
Consumer Discretionary	20.7	B	26.49
Communication Services	14.9	BB	53.51
Industrials	14.7	BBB	7.41
Energy	13.2	CCC	10.11
Health Care	8.8	NR	2.48
Materials	6.2
Information Technology	5.5
Financials	5.2
Cash Equivalents and Other	4.5
Consumer Staples	4.0
Utilities	1.5
Real Estate	0.8

Additional Fund Statistics Information

* The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class A
Trading Symbol	ICPAX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.50%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 10.31%.
•	In comparison, the S&P 1500 Energy Total Return Index (the Benchmark) returned 9.88% for the same period.
What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	Crude oil prices traded marginally down over the period, however, energy equities posted positive returns.
•	Out of all S&P 500 sectors, energy returned the most capital to shareholders over the period, reiterating energy companies’ commitment to capital discipline.
•	Aiding relative performance versus the Benchmark over the period was stock selection in exploration & production and midstream, as well as an overweight allocation to midstream.
•	Detracting from relative performance was an overweight allocation to renewable energy.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[13]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class A without sales charge	10.31	8.06	-1.49
Class A with sales charge	4.77	6.93	-1.99
S&P 1500 TR Index	21.57	14.41	12.89
S&P 1500 Energy TR Index	9.88	13.61	3.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 122,800,000
Holdings Count	40
Advisory Fees Paid, Amount	$ 498,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$122.8
Number of Holdings	40
Total Advisory Fee Paid	$498K
Annual Portfolio Turnover	51%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	80.9	Targa Resources Corp	7.71
Utilities	5.5	Cheniere Energy Inc	7.58
Industrials	4.6	Exxon Mobil Corp	6.76
Information Technologies	3.4	Baker Hughes a GE Co	4.16
Cash Equivalents and Other	1.6	Enbridge Inc	4.11
Materials	1.4	Entergy Corp	4.06
Consumer Discretionary	1.4	Permian Resources Corp	4.00
Consumer Staples	1.2	Diamondback Energy Inc	3.79
		Devon Energy Corp	3.64
		Shell PLC ADR	3.58

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class C
Trading Symbol	ICPUX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	2.00%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class C shares returned 9.82%.
•	In comparison, the S&P 1500 Energy Total Return Index (the Benchmark) returned 9.88% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	Crude oil prices traded marginally down over the period, however, energy equities posted positive returns.
•	Out of all S&P 500 sectors, energy returned the most capital to shareholders over the period, reiterating energy companies’ commitment to capital discipline.
•	Aiding relative performance versus the Benchmark over the period was stock selection in exploration & production and midstream, as well as an overweight allocation to midstream.
•	Detracting from relative performance was an overweight allocation to renewable energy.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[14]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class C without sales charge	9.82	7.52	-1.99
Class C with sales charge	8.82	7.52	-1.99
S&P 1500 TR Index	21.57	14.41	12.89
S&P 1500 Energy TR Index	9.88	13.61	3.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 122,800,000
Holdings Count	40
Advisory Fees Paid, Amount	$ 498,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$122.8
Number of Holdings	40
Total Advisory Fee Paid	$498K
Annual Portfolio Turnover	51%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	80.9	Targa Resources Corp	7.71
Utilities	5.5	Cheniere Energy Inc	7.58
Industrials	4.6	Exxon Mobil Corp	6.76
Information Technologies	3.4	Baker Hughes a GE Co	4.16
Cash Equivalents and Other	1.6	Enbridge Inc	4.11
Materials	1.4	Entergy Corp	4.06
Consumer Discretionary	1.4	Permian Resources Corp	4.00
Consumer Staples	1.2	Diamondback Energy Inc	3.79
		Devon Energy Corp	3.64
		Shell PLC ADR	3.58

Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Mid-North American Resources Fund
Class Name	Class I
Trading Symbol	ICWIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Mid-North American Resources Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
•	For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 10.96%.
•	In comparison, the S&P 1500 Energy Total Return Index (the Benchmark) returned 9.88% for the same period.

What affected the Fund’s performance?
•	The Federal Reserve (“the Fed”) held rates steady at 5.25-5.50% over the entirety of the period.
•	U.S. stocks rose sharply, driven by optimism on artificial intelligence and on hopes that the Fed would cut rates in the latter half of 2024.
•	Crude oil prices traded marginally down over the period, however, energy equities posted positive returns.
•	Out of all S&P 500 sectors, energy returned the most capital to shareholders over the period, reiterating energy companies’ commitment to capital discipline.
•	Aiding relative performance versus the Benchmark over the period was stock selection in exploration & production and midstream, as well as an overweight allocation to midstream.
•	Detracting from relative performance was an overweight allocation to renewable energy.

Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2016 through July 31, 2024

[15]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class I	10.96	8.65	4.29
S&P 1500 TR Index	21.57	14.41	14.06
S&P 1500 Energy TR Index	9.88	13.61	8.43
^Inception Date of 8/1/2016

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 122,800,000
Holdings Count	40
Advisory Fees Paid, Amount	$ 498,000
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$122.8
Number of Holdings	40
Total Advisory Fee Paid	$498K
Annual Portfolio Turnover	51%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Energy	80.9	Targa Resources Corp	7.71
Utilities	5.5	Cheniere Energy Inc	7.58
Industrials	4.6	Exxon Mobil Corp	6.76
Information Technologies	3.4	Baker Hughes a GE Co	4.16
Cash Equivalents and Other	1.6	Enbridge Inc	4.11
Materials	1.4	Entergy Corp	4.06
Consumer Discretionary	1.4	Permian Resources Corp	4.00
Consumer Staples	1.2	Diamondback Energy Inc	3.79
		Devon Energy Corp	3.64
		Shell PLC ADR	3.58

Integrity Short Term Government Fund | Class A [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class A
Trading Symbol	MDSAX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance?For the 12-month period ended July 31, 2024, the Fund had a total return of 7.49% which outperformed its benchmark, the ICE BofA 1-3 Year US Treasury Index which had a total return of 5.35% Fixed income sectors in general benefited from the pivot in Fed policy, when the FOMC indicated in its December 2023 meeting a gradual shift of monetary policy from a “higher for longer” regime to prospective rate cuts. The portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to the total return of the Fund.What Factors Influenced Performance?The spread of Agency mortgage-backed securities over Treasuries tightened significantly from the wide levels that prevailed during the Fed hiking campaign. A higher overall yield also improved the income return of the portfolio. Short duration Agency mortgage-backed securities backed by loans originated post the COVID pandemic contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 62 basis points over the 12-month period, while the 10-year Treasury yields was higher by 7bps.PerformanceIncome and positive price return each contributed about half of the total return over the 12-month period. The portfolio yield also exceeded that of the benchmark over the 12-month period.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted with and without sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

January 17, 2020 through July 31, 2024

[16]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	Inception^
Class A without sales charge	7.49	N/A	0.58
Class A with sales charge	5.32	N/A	0.13
Bloomberg U.S. Aggregate Bond Index	5.10	N/A	-0.39
ICE BofA 1-3 Year U.S. Treasury Index	5.35	N/A	1.16
^Inception Date of 1/17/2020

Performance Inception Date	Jan. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares
Net Assets	$ 16,900,000
Holdings Count	121
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$16.9
Number of Holdings	121
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	57%

Holdings [Text Block]

  What did the Fund invest in?

   (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Mortgage Backed Securities	96.1	Ginnie Mae II Pool, 6.500% 04/20/54	3.45
U.S. Government Note/Bonds	2.8	Fannie Mae Pool, 5.500% 05/01/53	2.67
Cash Equivalents and Other	1.1	Freddie Mac REMICS, Variable Rate 02/15/42	2.46
		Fannie Mae Pool, 6.000% 01/01/53	2.41
		Freddie Mac Pool, 5.500% 01/01/53	2.40
		Fannie Mae Pool, 6.000% 01/01/43	2.34
		Freddie Mac Pool, 6.000% 02/01/43	2.25
		Freddie Mac Pool, 6.500% 10/01/2053	2.19
		Ginnie Mae II Pool, 7.000% 02/20/54	2.08
		Freddie Mac REMICS, Variable Rate 07/15/32	2.07

Integrity Short Term Government Fund | Class I [Member]
Shareholder Report [Line Items]
Fund Name	Integrity Short Term Government Fund
Class Name	Class I
Trading Symbol	MDSIX
Annual or Semi-Annual Statement [Text Block]	This shareholder report contains important information about the Integrity Short Term Government Fund. Period covered: August 1, 2023 through July 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.integrityvikingfunds.com/documents or by calling us at (800) 276-1262.
Additional Information Phone Number	(800) 276-1262
Additional Information Website	www.integrityvikingfunds.com/documents
Expenses [Text Block]	What were the Fund costs for the past year? (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	How did the Fund perform last year and what affected its performance?For the 12-month period ended July 31, 2024, the Fund had a total return of 7.75% which outperformed its benchmark, the ICE BofA 1-3 Year US Treasury Index which had a total return of 5.35% Fixed income sectors in general benefited from the pivot in Fed policy, when the FOMC indicated in its December 2023 meeting a gradual shift of monetary policy from a “higher for longer” regime to prospective rate cuts. The portfolio’s weighting in certain Ginnie Mae mortgage-backed securities sectors and security selection further contributed to the total return of the Fund. What Factors Influenced performance?The spread of Agency mortgage-backed securities over Treasuries tightened significantly from the wide levels that prevailed during the Fed hiking campaign. A higher overall yield also improved the income return of the portfolio. Short duration Agency mortgage-backed securities backed by loans originated post the COVID pandemic contributed meaningfully to performance. Lastly, yield curve reshaping positively impacted returns as 2-year Treasury yields decreased by 62 basis points over the 12-month period, while the 10-year Treasury yields was higher by 7bps.PerformanceIncome and positive price return each contributed about half of the total return over the 12-month period. The portfolio yield also exceeded that of the benchmark over the 12-month period.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?*

The chart below reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE

August 1, 2014 through July 31, 2024

[17]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (%)
For the Periods Ended July 31, 2024

	1 Year	5 Years	10 Years
Class I	7.75	0.99	1.18
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
ICE BofA 1-3 Year U.S. Treasury Index	5.35	1.31	1.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Net Assets	$ 16,900,000
Holdings Count	121
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of July 31, 2024)
Total Net Assets (Millions)	$16.9
Number of Holdings	121
Total Advisory Fee Paid	$0
Annual Portfolio Turnover	57%

Holdings [Text Block]

   What did the Fund invest in?

    (as of July 31, 2024)

Sectors	% Net Assets	Top 10 Holdings	% Net Assets
Mortgage Backed Securities	96.1	Ginnie Mae II Pool, 6.500% 04/20/54	3.45
U.S. Government Note/Bonds	2.8	Fannie Mae Pool, 5.500% 05/01/53	2.67
Cash Equivalents and Other	1.1	Freddie Mac REMICS, Variable Rate 02/15/42	2.46
		Fannie Mae Pool, 6.000% 01/01/53	2.41
		Freddie Mac Pool, 5.500% 01/01/53	2.40
		Fannie Mae Pool, 6.000% 01/01/43	2.34
		Freddie Mac Pool, 6.000% 02/01/43	2.25
		Freddie Mac Pool, 6.500% 10/01/2053	2.19
		Ginnie Mae II Pool, 7.000% 02/20/54	2.08
		Freddie Mac REMICS, Variable Rate 07/15/32	2.07

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[2]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[3]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[4]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[5]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[6]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[7]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[8]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[9]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[10]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[11]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[12]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[13]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[14]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[15]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[16]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
[17]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.